UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13-F


Report for the Quarter Ended:  June 30, 2000

Check here if Amendment [  ]; Amendment Number:


Institutional Investment Manager Filing this Report:

Name:		MPI Investment Management, Inc.
Address:	105 East First Street
		Suite 101
		Hinsdale, IL 60521

13f File Number:	28-3145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	David W. Pequet
Title:	President
Phone:	630-325-6900
Signature, Place, and Date of Signing:

	David W. Pequet		Hinsdale, IL	MAY 1, 2000

Report Type:

[x]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:	NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934


                             			  				   VALUE    SHARES/   SH/ PUT	 INVSTMT	OTHER	  VOTING AUTHORITY
NAME OF ISSUER	 TITLE OF CLASS	 CUSIP	  (X$1000)  PRN AMT   PRN CALL	DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------  -------------- ---------- --------- --------- --- ----  ------- --------  ------ ------ ----

AMERICAN INTL GROUP		COM		     026874107   927      7893      SH        SOLE
AMERICA ONLINE		    	COM 	     02364J104   568     10795      SH        SOLE
AMGEN INC.           COM       031162100   296      4225      SH        SOLE
AMERICAN EXPRESS		   COM		     025816109   560     10749      SH        SOLE
APPLIED MATERIALS    COM       038222105   314      3468      SH        SOLE
BEST BUY CO.			      COM		     086516101  1055     16687      SH        SOLE
BELL ATLANTIC			     COM		     077853109   347      6846      SH        SOLE
BANK OF AMERICA      COM       060505104   180      4190      SH        SOLE
BANK OF NEW YORK		   COM 	     064057102   637     13718      SH        SOLE
BP AMOCO             COM       055622104   243      4312      SH        SOLE
BRISTOL MYERS			     COM		     110122108   597     10257      SH        SOLE
CHASE MANHATTAN      COM       16161A108   289      6276      SH        SOLE
CITIGROUP			         COM		     172967101   695     11548      SH        SOLE
CIRCUIT CITY         COM       172737108   351     10596      SH        SOLE
CHEVRON CORP.        COM       166751107   231      2724      SH        SOLE
COSTCO COMPANIES		   COM		     22160Q102   203      6172      SH        SOLE
CISCO SYSTEMS			     COM		     17275R102  1448     22796      SH        SOLE
CORNING INC.         COM       219350105   398      1475      SH        SOLE
DELL COMPUTER			     COM		     247025109  1011     20515      SH        SOLE
TARGET CORP  			     COM		     87612E106   522      9017      SH        SOLE
EMC CORP             COM       268648102   720      9364      SH        SOLE
EASTMAN KODAK        COM       277461109   226      3811      SH        SOLE
FORD MOTOR CO.			    COM		     345370100   241      5618      SH        SOLE
FANNIE MAE			        COM		     313586109   290      5573      SH        SOLE
GENERAL ELECTRIC		   COM		     369604103   914     17254      SH        SOLE
GENERAL MOTORS			    COM		     370442105   460      7935      SH        SOLE
GTE CORP.            COM       362320103   246      3974      SH        SOLE
INTL. BUS MACHINES		 COM		     459200101  1032      9427      SH        SOLE
INTEL CORP.			       COM		     458140100  1371     10257      SH        SOLE
JDS UNIPHASE         COM       46612J101   370      3093      SH        SOLE
THE COCA COLA CO.		  COM		     191216100   470      8185      SH        SOLE
LUCENT TECHNOLOGIES		COM		     549463107   700     11828      SH        SOLE
PHILIP MORRIS CO		   COM		     718154107   395     14907      SH        SOLE
MERCK & CO.			       COM		     589331107   876     11441      SH        SOLE
MICROSOFT CORP.			   COM		     594918104   836     10460      SH        SOLE
MORGAN J P           COM       616880100   206      1875      SH        SOLE
MORGAN STANLEY DW    COM       617446448   388      4664      SH        SOLE
ORACLE               COM       68389x105   727      8658      SH        SOLE
PFIZER CORP.			      COM		     717081103  1170     24375      SH        SOLE
PROCTER & GAMBLE		   COM		     742718109   426      7449      SH        SOLE
QUALCOMM             COM       747525103   316      5281      SH        SOLE
SIEBEL SYSTEMS       COM       826170102   370      2268      SH        SOLE
AT & T CORP.			      COM		     001957109   335     10608      SH        SOLE
TIME WARNER          COM       887315109   251      3314      SH        SOLE
US WEST				          COM		     91273H101   409      4814      SH        SOLE
UPS                  COM       911312106   248      4220      SH        SOLE
WALMART				          COM		     931142103   915     15891      SH        SOLE
YAHOO INC.           COM       984332106   396      3204      SH        SOLE
EXXON CORP.			       COM		     302290101   560      7138      SH        SOLE